Private Placement Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Feb. 14, 2025	Aug. 02, 2018	Aug. 22, 2018	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Private Placement Warrants [Line Items]
Warrant per share				$ 5,750,000
Warrant expired	26,000
Warrants outstanding shares	50,000				50,000
Change in fair value of the warrant liability						$ (86)
Warrant [Member]
Private Placement Warrants [Line Items]
Generating gross proceeds			$ 600
Private Placement Warrant [Member]
Private Placement Warrants [Line Items]
Exercise price per share		$ 5,750
Warrants outstanding shares					26,000
Private Placement Warrant [Member] | Warrant [Member]
Private Placement Warrants [Line Items]
Additional sale of shares			2,400	23,600
Warrant per share			$ 250	$ 250
Aggregate purchase price amount				$ 5,900